Fair Value Measurement - Assumptions Used for Determining Fair Values of Common Stock Warrants (Detail)	Sep. 30, 2018 $ / shares	Sep. 20, 2018 $ / shares	Jan. 30, 2018 $ / shares	Dec. 08, 2017 $ / shares	Aug. 09, 2017 $ / shares	Mar. 31, 2017 $ / shares	Oct. 19, 2016 $ / shares	May 31, 2016 $ / shares	May 04, 2016 $ / shares
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price		$ 3.285	$ 13.50
Warrants [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price				15.60	30.90	39.30	17.10		51.60
May 2016 Public Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price								$ 81.00
Expected life (in years)								5 years
May 2016 Public Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price								117.00
May 2016 Public Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price								0.0000
May 2016 Public Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price								0.0123
May 2016 Public Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price								0.900
Public Offering October 19,2016 [Member] | Over-allotment Options [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price							$ 27.90
Expected life (in years)							30 days
Public Offering October 19,2016 [Member] | Over-allotment Options [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							30.993
Public Offering October 19,2016 [Member] | Over-allotment Options [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							0.0000
Public Offering October 19,2016 [Member] | Over-allotment Options [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							0.0025
Public Offering October 19,2016 [Member] | Over-allotment Options [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							0.129
Public Offering October 19,2016 [Member] | Warrants [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price							$ 27.90
Expected life (in years)							5 years
Public Offering October 19,2016 [Member] | Warrants [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							33.00
Public Offering October 19,2016 [Member] | Warrants [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							0.0000
Public Offering October 19,2016 [Member] | Warrants [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							0.0124
Public Offering October 19,2016 [Member] | Warrants [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price							0.800
March 31, 2017 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price						$ 63.90
Expected life (in years)						5 years
March 31, 2017 Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price						75.00
March 31, 2017 Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price						0.0000
March 31, 2017 Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price						0.0193
March 31, 2017 Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price						0.800
August 9, 2017 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price					$ 41.70
Expected life (in years)					5 years
August 9, 2017 Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price					45.00
August 9, 2017 Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price					0.0000
August 9, 2017 Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price					0.0181
August 9, 2017 Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price					1.000
December 8, 2017 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price				$ 22.197
Expected life (in years)				4 years 6 months
December 8, 2017 Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price				25.50
December 8, 2017 Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price				0.0000
December 8, 2017 Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price				0.0209
December 8, 2017 Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price				1.000
January 30, 2018 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price	$ 10.17
January 30, 2018 Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	4.53
January 30, 2018 Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	0.00
January 30, 2018 Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	2.48
January 30, 2018 Offering [Member] | Expected Life [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Expected life (in years)	5 years
January 30, 2018 Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	99.00
August 13, 2018 Rights Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price	$ 3.89
August 13, 2018 Rights Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	4.53
August 13, 2018 Rights Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	0.00
August 13, 2018 Rights Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	2.75
August 13, 2018 Rights Offering [Member] | Expected Life [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Expected life (in years)	5 years
August 13, 2018 Rights Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	128.69
September 20, 2018 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Beginning stock price	$ 2.92
September 20, 2018 Offering [Member] | Exercise Price [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	3.16
September 20, 2018 Offering [Member] | Expected Dividend Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	0.00
September 20, 2018 Offering [Member] | Discount Rate-Bond Equivalent Yield [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	2.77
September 20, 2018 Offering [Member] | Expected Life [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Expected life (in years)	5 years 6 months
September 20, 2018 Offering [Member] | Expected Volatility [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Exercise price	130.7